Other Gains (Losses) (Tables)	12 Months Ended
Dec. 31, 2022
Other Gains (Losses) [Abstract]
Summary of Other Gains (Losses)
(1)	Composition of other gains (losses) for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022
		In millions of won
Other gains
Gains on disposal of property, plant and equipment	￦	93,195	56,284	148,667
Gains on disposal of intangible assets		1,556	1	41
Reversal of impairment loss on property, plant and equipment		7,805	—	134,735
Reversal of impairment loss on intangible assets		—	14	—
Gains on foreign currency translation		8,917	20,598	36,097
Gains on foreign currency transaction		61,865	48,671	235,221
Gains on insurance proceeds		43,800	144	43,497
Others		322,379	250,174	294,091

Other losses
Losses on disposal of property, plant and equipment		(162,725)	(92,622)	(100,066)
Losses on disposal of intangible assets		(392)	(145)	(116)
Losses on valuation of other non-current assets		(241)	—	—
Impairment loss on property, plant and equipment		(80,413)	(4,056)	(37,311)
Impairment loss on intangible assets		(3,599)	—	(164)
Impairment loss on other non-current assets		—	(16,035)	—
Losses on foreign currency translation		(17,664)	(4,732)	(14,738)
Losses on foreign currency transaction		(49,694)	(67,990)	(299,117)
Others		(189,695)	(181,787)	(197,715)

	￦	35,094	8,519	243,122

Summary of Others of Other Gains
(2)	Details of “others” included in other gains for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022

		In millions of won
Gains on disposal of inventories	￦	3,373	4,446	11,091
Gains on proxy collection of TV license fee		41,438	42,271	42,286
Gains on compensation of impaired electric poles		978	812	768
Gains on harbor facilities dues		2,231	3,281	4,198
Gains on technical fees		4,826	3,968	2,972
Reversal of occupation development training fees		352	229	525
Gains on disposal of waste		6,927	4,272	7,749
Gains on insurance		—	690	—
Gains on tax rebate		772	685	548
Gains on other commission		1,643	1,822	2,097
Gains on disposal of greenhouse gas emissions rights		—	8,739	—
Gains on disposal of assets held-for-sale		—	160	236
Others		259,839	178,799	221,621

	￦	322,379	250,174	294,091

Summary of Others of Other Losses
(3)	Details of “others” included in other losses for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022

		In millions of won
Losses on valuation of inventories	￦	4,998	7,761	14,528
Losses on disposal of inventories		37,644	8,874	8,324
Losses due to disaster		16,814	6,238	5,068
Losses on rounding adjustment of electric charge surtax		1,276	1,283	1,317
Loss on disposal of greenhouse gas emissions rights		—	11,282	—
Others		128,963	146,349	168,478

	￦	189,695	181,787	197,715